Inventories, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Valuation Reserve
Inventory [Line Items]
Provisions for obsolete inventories	$ 7,254	$ 1,643	$ 1,475